                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [X] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Greenville Capital Management
         -----------------------------
Address: 100 S. Rockland Falls Road
         -----------------------------
         Rockland, DE 19732
         -----------------------------

Form 13F File Number: 28-3476
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elizabeth B. Kirker
       -------------------------------
Title: Office Manager
       -------------------------------
Phone: 302-429-9799
       -------------------------------

Signature, Place, and Date of Signing:

Elizabeth B. Kirker              Rockland, DE                   8/1/2002
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number Name
     28-___________________________ _______________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            --
                                        -------------
Form 13F Information Table Entry Total:       65
                                        -------------

Form 13F Information Table Value Total: $181,555,844
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number      Name
              28-
     ----        ------------------     --------------------------------

     [Repeat as necessary.]

                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                           QUARTER ENDED JUNE 30, 2002

COMMON STOCK                          CLASS         CUSIP            VALUE        QUANTITY
------------                          -----         -----            -----        --------
AMN Healthcare Services, Inc          Common      001744101       4,679,087.00     133,650
APW, Inc                              Common      G04397108             108.00       2,700
Alloy                                 Common      019855105       3,887,826.00     269,240
Artesyn Technologies, Inc.            Common      043127109          30,201.00       4,625
Avocent Corporation                   Common      053893103          47,760.00       3,000
Benchmark Electronics                 Common      08160H101       3,061,095.00     105,555
Brooks Automation                     Common      11434A100       2,181,802.00      85,360
California Pizza Kitchen, Inc         Common      13054d109       3,812,380.00     153,725
Caminus Corp.                         Common      133766105           3,790.00         650
Career Education Corp                 Common      141665109       7,193,070.00     159,846
Caremark RX, Inc                      Common      141705103       6,007,865.00     364,113
Chesapeake Energy                     Common      165167107       2,838,960.00     394,300
Chicos                                Common      168615102       1,724,492.00      47,480
Chordiant Software, Inc.              Common      170404107          32,273.00      16,550
Clear One Communications, Inc         Common      185060100       2,825,921.00     191,848
Coinstar, Inc                         Common      19259p300       4,192,319.00     171,465
Concord Camera                        Common      206156101          61,467.00      12,050
Conmed Corp                           Common      207410101       3,770,421.00     168,850
Convergys Corp                        Common      212485106         147,074.00       7,550
Coventry Health Care                  Common      222862104       3,963,880.00     139,475
Cross Media Marketing Corp            Common      22754r201       2,990,375.00     318,125
Doral Financial                       Common      25811p100       4,969,267.00     148,825
EMS Technology                        Common      26873n108       4,686,140.00     226,493
ESS Technology, Inc                   Common      269151106       3,856,222.00     219,853
Endocare, Inc.                        Common      29264p104       4,352,431.00     329,480
FMC Corp New                          Common      302491303           3,017.00         100
Garmin Ltd.                           Common      G37260109       5,896,832.00     267,430
Hal Kinion & Associates               Common      406069104          37,550.00       5,000
Hancock Fabrics                       Common      409900107       2,508,765.00     135,025
Hughes Supply, Inc                    Common      444482103       4,279,868.00      95,320
Hydril Company                        Common      448774109       5,797,188.00     216,313
ICT Group, Inc                        Common      44929Y101       4,700,361.00     258,688
Insight Enterprises                   Common      45765u103       4,899,808.00     194,514
Keystone Automotives                  Common      49338n109       3,565,271.00     187,350
MSC Software Technology, INC          Common      55351104           88,605.00       9,900
Measurement Specialties, Inc.         Common      583421102          18,000.00       6,000
Merit Medical Systems                 Common      589889104       3,675,544.00     178,165
Micro General Corp                    Common      594838302           9,180.00         550
Microsemi                             Common      595137100          61,875.00       9,375
Microtune                             Common      595144109       3,023,163.00     339,300
Monolithic System Technologies Inc    Common      609842109       3,835,810.00     342,483
Monteray Pasta                        Common      612570101       2,979,173.00     315,925
Osca                                  Common      687836106          21,700.00         775
Offshore Logistics, Inc               Common      676255102       4,708,719.00     197,100
Option Care                           Common      683948103       6,762,292.00     492,161
Peet's Coffee & Tea Inc.              Common      705560100       4,968,399.00     269,875
Petsmart Inc.                         Common      716768106       5,216,208.00     325,200
Pioneer Natural Resources Company     Common      723787107       5,714,719.00     219,375
Priority Healthcare                   Common      74264T102       4,096,238.00     174,308
Proquest Company                      Common      743460102       1,946,288.00      54,825
QRS Corp                              Common      74726X105          39,729.00       5,100
Retalix                               Common      m8215w109       2,320,758.00     210,978
Select Medical Inc.                   Common      816196109       4,040,672.00     258,025
Skywest, Inc.                         Common      830879102       3,877,477.00     165,775
Spinnaker Exploration Co.             Common      84855W109           8,105.00         225
Symmetricom                           Common      871543104          40,150.00      11,000
TBC corp                              Common      872180104       4,394,393.00     276,725
Tetra Technologies, Inc               Common      88162f105       3,258,349.00     122,725
The Yankee Candle Company             Common      984757104       4,222,654.00     155,875
Transwitch Corp                       Common      894065101           2,125.00       3,320
UTStarcom Inc                         Common      918076100       2,209,422.00     109,540
Ultratech Stepper, Inc.               Common      904034105          24,285.00       1,500
Verisity, Ltd                         Common      M97385112       3,173,220.00     183,000
West Marine, Inc.                     Common      954232107       1,438,690.00     112,750
eResearch Technology, Inc.            Common      29481V108       2,375,016.00       93800
                                   65                           181,555,844
